Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	AMEDICA Corp
Entity Central Index Key	0001269026
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	AMDA